Loan Portfolio	12 Months Ended
Dec. 31, 2025
Financing Receivable, before Allowance for Credit Loss [Abstract]
Loan Portfolio
3. Loan Portfolio
Loan Portfolio by Portfolio Segment and Class of Financing Receivable (a)

December 31,
Dollars in millions	2025	2024
Commercial and industrial (b)(c)	$57,688	$52,909
Commercial real estate:
Commercial mortgage	13,707	13,310
Construction	2,844	2,936
Total commercial real estate loans	16,551	16,246
Commercial lease financing (c)	2,270	2,736
Total commercial loans	76,509	71,891
Real estate — residential mortgage	18,732	19,886
Home equity loans	5,703	6,358
Other consumer loans	4,644	5,167
Credit cards	953	958
Total consumer loans	30,032	32,369
Total loans (d)	$106,541	$104,260

(a)Accrued interest of $459 million and $456 million at December 31, 2025, and December 31, 2024, respectively, is presented in "Accrued income and other assets" on the Consolidated Balance Sheets and is excluded from the amortized cost basis disclosed in this table.
(b)Loan balances include $205 million and $212 million of commercial credit card balances at December 31, 2025, and December 31, 2024, respectively.
(c)Commercial and industrial includes receivables held as collateral for a secured borrowing of $211 million at December 31, 2024. Commercial lease financing includes receivables of $1 million and $3 million held as collateral for a secured borrowing at December 31, 2025, and December 31, 2024, respectively. Principal reductions are based on the cash payments received from these related receivables. Additional information pertaining to this secured borrowing is included in Note 17 (“Borrowings”).
(d)Total loans exclude loans of $205 million at December 31, 2025, and $257 million at December 31, 2024, related to the discontinued operations of the education lending business. These amounts are included within “Discontinued assets” on the Consolidated Balance Sheet.

We have access to secured borrowings from the Federal Reserve and advances from the FHLB. As of December 31, 2025 and December 31, 2024, loans and leases totaling $71.0 billion and $67.5 billion, respectively, were pledged to the FRB and FHLB for access to these contingent funding sources.